Vanguard Tax-Managed Balanced Fund Investment Risks - Retail Prospectus [Member] - Vanguard Tax-Managed Balanced Fund	Dec. 31, 2025
Prospectus [Line Items]
Risk [Text Block]	• Index Investing (Applies to stock portion of the Fund). The Fund is subject to risks associated with index investing. Because the Fund does not hold all of the securities included in the Target Index, it is subject to the risk that the representative sample of securities selected by the advisor will, in the aggregate, vary from the investment profile of the full Target Index. Additionally, the performance of the Fund’s investments, in the aggregate, may not match the investment performance of the Target Index. This risk, known as tracking error risk, may be heightened during times of increased market volatility or under other unusual market conditions. The Fund also could be negatively impacted by changes to the Target Index made by the index provider or by errors made by the index provider. Any gains, losses, or costs associated with or resulting from an error made by the index provider will generally be borne by the Fund and, as a result, the Fund’s shareholders.
Tax Managed Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Tax-Managed Investing. There is no guarantee that the Fund will be able to successfully implement its tax-management strategy. Market conditions or other circumstances may limit the Fund’s ability to generate tax losses or to generate dividend income taxed at favorable tax rates. The Fund has, and may in the future, distribute current income or capital gains. Though the Fund seeks to invest in the stocks that make up its Target Index, its ability to do so may be affected by its tax-management strategy. As a result, the Fund’s pre-tax performance may be lower than that of a similar fund that is not tax-managed. The Fund’s tax-management strategy may also cause the Fund to underperform the broader market. For example, the Fund may hold a security in order to achieve more favorable tax-treatment or sell a security to create tax losses, either of which may impact returns.
General Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• General Market Risk. The markets in which the Fund invests can be affected by a variety of factors. These factors, which can be real or perceived, may include economic, market, political, and regulatory conditions and developments as well as local, regional, or global events such as wars, military conflicts, natural disasters, and public health issues. In addition, investor sentiment and expectations regarding these factors can also impact the markets. Different parts of the market, including different industries and sectors as well as different types of securities, may react differently to factors that affect the market. These factors can contribute to market uncertainty, market volatility, and fluctuations in the value of the Fund’s investments, thereby resulting in potential losses to the Fund over short or long periods.
Investing in Bond Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Investing in Bond Markets. The Fund may be impacted by the general condition of the bond markets and by factors that affect bonds and bond issuers. For example, as a general rule, bond prices and interest rates move in opposite directions. When interest rates rise, bond prices tend to fall, and when interest rates fall, bond prices tend to go up. Bond income also is affected by changes in interest rates. Interest rates can rise or fall for a number of reasons, including, but not limited to, central bank monetary policy, inflationary or deflationary pressures, and changes in general market and economic conditions. Changing interest rates, including, but not limited to, rates that fall below zero, could have unpredictable effects on the overall market and may expose the bond markets in particular to heightened volatility and potential illiquidity. The degree to which the Fund is impacted by certain bond market risks may vary based on factors disclosed in its principal investment strategies, such as the types of bonds in which it invests and the overall credit quality, average maturity, and/or average duration of its bond holdings.
Investing in Muni Bond Mkt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Investing in the Municipal Bond Market. In addition to the general risks associated with investing in bonds, municipal bonds are subject to unique risks. The values of the Fund’s municipal bond holdings could be impacted significantly by economic, regulatory, political, or other developments or circumstances affecting municipal bond issuers. These developments or circumstances could create uncertainty in the municipal bond market and/or adversely impact the ability of municipal bond issuers to make principal and interest payments, which could result in a loss to the Fund. Municipal bonds can vary from one another in a number of ways, which can impact their sensitivity to certain risks. For example, investing in revenue bonds, which make up a significant portion of the municipal bond market, will generally subject the Fund to a higher risk of loss than investing in municipal bonds secured by the full faith, credit, and taxing power of the issuer (general obligation bonds). Because the interest and principal on revenue bonds is payable only from a particular stream of revenue, they generally carry more Credit Risk than general obligation bonds. Revenue bonds also tend to be more sensitive to economic conditions than general obligation bonds, which could make their prices more volatile. The Fund also is subject to the risk that all or a significant portion of its municipal bond holdings will be affected in the same manner. Because many municipal bonds are issued to finance similar projects, conditions in related sectors could have an outsized impact on the municipal bond market. As a result, the Fund may underperform funds that invest more broadly.
Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Interest Rate Risk. During periods of rising interest rates, bond prices overall may decline, which could result in a decline in the Fund’s value. The prices of longer-term bonds are more sensitive to changes in interest rates than the prices of shorter-term bonds.
Income Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Income Risk. During periods of falling interest rates, the Fund’s income may decline. The income paid by shorter-term bonds is subject to a higher degree of fluctuation than the income paid by longer-term bonds.
Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Credit Risk. Credit risk refers to the chance that an issuer will default (fail to meet its credit obligations) or fail to make payments in a timely manner, which could result in a loss to the Fund. In addition, negative perceptions of an issuer’s ability to make payments can cause the price of a security to decline. While all debt securities are subject to credit risk to some extent, those with higher credit quality ratings generally pose less credit risk than those with lower credit quality ratings.
Municipal Bond Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Municipal Bond Liquidity Risk. Limited trading in the municipal bond market and a relative lack of publicly available information about the financial condition of municipal bond issuers may make municipal bonds more difficult to value or sell than other types of debt securities. If the Fund is unable to sell a security at an advantageous time or price, its returns may be reduced.
Call Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Call Risk. Certain bonds held by the Fund may be callable. The issuer of a callable bond has the right to “call” (redeem) the bond before its maturity date. Calls on bonds held by the Fund would result in the Fund losing any price appreciation above the bond’s call price. In addition, because bond calls occur more frequently during periods of falling interest rates, the Fund likely would be forced to reinvest the proceeds of any called bonds at a lower interest rate than that of the called bonds, resulting in a decline in the Fund’s income and a potential loss in the value of the Fund’s investments. If the proceeds from a called bond generate taxable income, the Fund may need to distribute income subject to federal or state personal income tax or to the federal alternative minimum tax. Frequent bond calls and subsequent reinvestments of the proceeds also would increase the Fund’s turnover rate.
Extension Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Extension Risk. During periods of rising interest rates, certain bonds held by the Fund may be paid off substantially more slowly than originally anticipated. As a result, the value of the bonds may fall, resulting in a decline in the Fund’s income and a potential loss in the value of the Fund’s investments.
Tax-Exempt Income Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Tax-Exempt Income Risk. There is no guarantee that the interest payable on municipal bonds will remain exempt from federal, state, or local income taxes. Tax-exempt income from the Fund’s municipal bond holdings could be declared taxable, possibly with retroactive effect, due to a variety of circumstances such as tax law changes, adverse interpretations by tax authorities, or noncompliant conduct by a municipal bond issuer. Any of these circumstances could cause the prices of municipal bonds to decline significantly or impair the Fund’s ability to achieve its investment objective.
Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Active Management (Applies to bond portion of the Fund). The Fund is actively managed. The advisor’s security selection and/or strategy execution could cause the Fund to underperform relevant securities markets or other funds with a similar investment objective.
Investing in Equity Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Investing in Equity Markets. The Fund invests in the equity markets. Equity markets have historically been cyclical, having periods of time when stock values rise and fall. Market volatility can lead to significant fluctuations in stock values, resulting in potential losses to the Fund.
Market Capitalization Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Market Capitalization (Market Cap). Companies are generally classified into three types of market cap depending on their size: small-, mid-, and large-cap. Companies can be further classified into micro- or mega-cap. Different factors can affect each market cap uniquely, and historically small- and mid-cap stocks have typically been more volatile due to the effects of changing economic conditions. Large companies may not reach the same levels of growth or performance as smaller companies, and they may be slower to react to competitive challenges. The performance of funds that invest in a subset of market caps could diverge from the performance of a fund that is focused on a broader representation of the stock market.
Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Concentration Risk. Except as may be necessary to approximate the composition of its Target Index, the Fund will not concentrate its investments in the securities of issuers whose principal business activities are in the same industry or group of industries. If the Target Index becomes concentrated and the Fund needs to concentrate in the same industry or group of industries, its performance could be negatively impacted by the industry or industries in which it is concentrated.
Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any investment, an investment in the Fund could lose money over any time period.
Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.